COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES (Tables)	12 Months Ended
Jul. 31, 2017
Commitments, Contingencies, Risks and Uncertainties [Table Text Block]
Year ending July 31, 2018	$205,563
Year ending July 31, 2019	122,970
Year ending July 31, 2020	122,970
Year ending July 31, 2021	122,970
Thereafter	338,167
Total	$912,640

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
		Payments Due By Year
						After
	Total	2018	2019	2020	2021	2021
Capital commitments to acquire inventory
Purchase obligations	$16,113,770	$16,113,770	$-	$-	$-	$-
Operating leases	912,640	205,563	122,970	122,970	122,970	338,167
Due to directors	500,247	500,247	-	-	-	-
Due to related parties	2,352,821	2,352,821	-	-	-	-
Consulting agreements	423,186	228,186	180,000	15,000	-	-
Total	$20,302,664	$19,400,587	$302,970	$137,970	$122,970	$338,167